Goldman Sachs Bond Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class P Shares [Member] | Goldman Sachs Bond Fund | Class P Shares
Prospectus [Line Items]
Annual Return [Percent]	1.80%	7.23%	(15.10%)	(2.27%)	11.67%	10.59%